Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL SECTOR FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan. 29, 2019
PGIM Jennison Health Sciences Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY<br/><br/>IMPORTANT NOTE: The Fund is generally closed to new investors. Please see “More About the Fund’s Investment Strategies, Investments and Risks” in the Prospectus for details.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 25 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 49 of the Fund's Prospectus and in Rights of Accumulation on page 64 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE<br/><br/>Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks investments whose prices will increase over time. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of companies within the health sciences sector, such as pharmaceutical companies, biotechnology companies, medical device manufacturers, healthcare service providers and health maintenance organizations (HMOs) and other companies that derive at least 50% of their assets, revenues or profits from operations in the healthcare sector. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund invests in securities of issuers among a number of different countries throughout the world, one of which may be the United States. However, the Fund has no limit on the amount of assets that must be invested in each country.  The Fund’s investments in the securities of non-US issuers, which we refer to as “foreign securities,” include stocks and other equity-related securities.

The group of industries in which the Fund concentrates its investments is known as its “sector”.

The Fund may have two separate segments, which are known as the “Strategically Managed” portfolio and the “Enhanced Index” portfolio. Currently, the Fund has all of its assets in a single Strategically Managed portfolio, and has no Enhanced Index portfolio segment.

The Strategically Managed portfolio holds those equity and equity-related securities in which the portfolio managers have a high level of conviction for outperformance in the intermediate and long term and believe have limited downside potential in the short term. Equity and equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. The portfolio managers use fundamental and quantitative analyses to select individual securities, and they may invest more than 5% of the Fund's assets in any one issuer. The Fund participates in the initial public offering (IPO) market.

For the Strategically Managed portfolio, the subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings; the stock has experienced adverse price movement; the stock has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; or a relatively more attractive stock emerges.

		An Enhanced Index portfolio would contain securities selected from a benchmark index made up of securities of that Fund's sector from the S&P Composite 1500 Index. The S&P Composite 1500 Index is made up of the S&P 500 Index, the S&P MidCap 400 Stock Index and the S&P SmallCap 600 Index. Under an Enhanced Index strategy, the subadviser would seek to outperform the benchmark index and to limit the possibility of significantly underperforming that benchmark. Enhanced Index portfolios are expected to hold a representative sample of the securities in the benchmark index and to over-weight or under-weight selected securities based upon proprietary quantitative models. The portfolio managers would try to control the risk of significantly underperforming the benchmark by keeping size and industry weightings relatively close to those in the benchmark. Because the S&P 500 makes up 90% of the benchmark index's market capitalization, large-cap stocks may dominate the Fund's portfolio, particularly under an Enhanced Index strategy.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Health Sciences Sector Risk. Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Biotechnology and related companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Currency Risk. The Fund's net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Initial Public Offerings Risk. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Non-diversification Risk. The Fund is non-diversified for purposes of the Investment Company Act of 1940 (1940 Act). This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

		Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. The Fund is non-diversified for purposes of the Investment Company Act of 1940 (1940 Act). This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pgiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class Z Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Worst Quarter:
18.04%	-20.47%
1st Quarter 2013	4th Quarter 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
PGIM Jennison Health Sciences Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.14%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.14%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 660
3 Years	rr_ExpenseExampleYear03	892
5 Years	rr_ExpenseExampleYear05	1,143
10 Years	rr_ExpenseExampleYear10	1,860
1 Year	rr_ExpenseExampleNoRedemptionYear01	660
3 Years	rr_ExpenseExampleNoRedemptionYear03	892
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,143
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,860
One Year	rr_AverageAnnualReturnYear01	(8.99%)
Five Years	rr_AverageAnnualReturnYear05	7.68%
Ten Years	rr_AverageAnnualReturnYear10	16.78%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM Jennison Health Sciences Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.96%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.96%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 699
3 Years	rr_ExpenseExampleYear03	915
5 Years	rr_ExpenseExampleYear05	1,157
10 Years	rr_ExpenseExampleYear10	1,973
1 Year	rr_ExpenseExampleNoRedemptionYear01	199
3 Years	rr_ExpenseExampleNoRedemptionYear03	615
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,973
One Year	rr_AverageAnnualReturnYear01	(8.53%)
Five Years	rr_AverageAnnualReturnYear05	7.99%
Ten Years	rr_AverageAnnualReturnYear10	16.60%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM Jennison Health Sciences Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.80%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.80%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 283
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	975
10 Years	rr_ExpenseExampleYear10	2,116
1 Year	rr_ExpenseExampleNoRedemptionYear01	183
3 Years	rr_ExpenseExampleNoRedemptionYear03	566
5 Years	rr_ExpenseExampleNoRedemptionYear05	975
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,116
One Year	rr_AverageAnnualReturnYear01	(5.15%)
Five Years	rr_AverageAnnualReturnYear05	8.15%
Ten Years	rr_AverageAnnualReturnYear10	16.62%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM Jennison Health Sciences Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.72%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.47%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 150
3 Years	rr_ExpenseExampleYear03	518
5 Years	rr_ExpenseExampleYear05	910
10 Years	rr_ExpenseExampleYear10	2,009
1 Year	rr_ExpenseExampleNoRedemptionYear01	150
3 Years	rr_ExpenseExampleNoRedemptionYear03	518
5 Years	rr_ExpenseExampleNoRedemptionYear05	910
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,009
One Year	rr_AverageAnnualReturnYear01	(4.03%)
Five Years	rr_AverageAnnualReturnYear05	8.66%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2012
PGIM Jennison Health Sciences Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	271
5 Years	rr_ExpenseExampleNoRedemptionYear05	471
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
2009	rr_AnnualReturn2009	25.49%
2010	rr_AnnualReturn2010	18.79%
2011	rr_AnnualReturn2011	13.03%
2012	rr_AnnualReturn2012	25.48%
2013	rr_AnnualReturn2013	56.32%
2014	rr_AnnualReturn2014	35.85%
2015	rr_AnnualReturn2015	5.36%
2016	rr_AnnualReturn2016	(14.40%)
2017	rr_AnnualReturn2017	31.40%
2018	rr_AnnualReturn2018	(3.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.47%)
One Year	rr_AverageAnnualReturnYear01	(3.40%)
Five Years	rr_AverageAnnualReturnYear05	9.23%
Ten Years	rr_AverageAnnualReturnYear10	17.79%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM Jennison Health Sciences Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[4]
Redemption fees	rr_RedemptionFeeOverRedemption	none	[4]
Exchange fee	rr_ExchangeFeeOverRedemption	none	[4]
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none	[4]
Management fees	rr_ManagementFeesOverAssets	0.72%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.93%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.82%	[1],[2],[4]
1 Year	rr_ExpenseExampleYear01	$ 84	[4]
3 Years	rr_ExpenseExampleYear03	285	[4]
5 Years	rr_ExpenseExampleYear05	504	[4]
10 Years	rr_ExpenseExampleYear10	1,133	[4]
1 Year	rr_ExpenseExampleNoRedemptionYear01	84	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	285	[4]
5 Years	rr_ExpenseExampleNoRedemptionYear05	504	[4]
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,133	[4]
One Year	rr_AverageAnnualReturnYear01	(3.35%)	[5]
Five Years	rr_AverageAnnualReturnYear05		[5]
Ten Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2016	[5]
PGIM Jennison Health Sciences Fund | Return After Taxes on Distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.11%)
Five Years	rr_AverageAnnualReturnYear05	6.66%
Ten Years	rr_AverageAnnualReturnYear10	15.86%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM Jennison Health Sciences Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.72%)
Five Years	rr_AverageAnnualReturnYear05	6.77%
Ten Years	rr_AverageAnnualReturnYear10	14.75%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM Jennison Health Sciences Fund | S&P 1500 Health Care Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.71%
Five Years	rr_AverageAnnualReturnYear05	11.40%
Ten Years	rr_AverageAnnualReturnYear10	15.16%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM Jennison Health Sciences Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.96%)
Five Years	rr_AverageAnnualReturnYear05	8.25%
Ten Years	rr_AverageAnnualReturnYear10	13.20%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM Jennison Health Sciences Fund | Lipper Health/Biotechnology Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.84%)
Five Years	rr_AverageAnnualReturnYear05	9.14%
Ten Years	rr_AverageAnnualReturnYear10	15.46%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through March 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 0.82% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This expense limitation may not be terminated prior to March 31, 2020 without the prior approval of the Fund’s Board of Directors.
[2]	The distributor has contractually agreed to limit its distribution and service (12b-1) fees to 0.50% of the average daily net assets of the Fund’s Class R shares through March 31, 2020. This waiver may not be terminated prior to March 31, 2020 without the prior approval of the Fund’s Board of Directors.
[3]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.
[4]	Formerly known as Class Q.
[5]	Formerly known as Class Q shares.